Label	Element	Value
Class 4 Shares Prospectus | Blue Chip Income and Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
American Funds Insurance Series® Prospectus Supplement June 30, 2020

(for prospectuses each dated May 1, 2020)

Class 1, Class 1A, Class 2 and Class 4 shares of:	Class 3 shares of:

Global Growth Fund

Global Small Capitalization Fund

Growth Fund

International Fund

New World Fund®

Blue Chip Income and Growth Fund

Global Growth and Income Fund

Growth-Income Fund

International Growth and Income Fund

Capital Income Builder®

Asset Allocation Fund

Global Balanced Fund

Bond Fund

Corporate Bond Fund

Capital World Bond Fund

High-Income Bond Fund

American Funds Mortgage Fund

Ultra-Short Bond Fund

U.S. Government/AAA-Rated Securities Fund

Growth Fund International Fund Growth-Income Fund Asset Allocation Fund High-Income Bond Fund Ultra-Short Bond Fund U.S. Government/AAA-Rated Securities Fund

Risk/Return [Heading]	rr_RiskReturnHeading	Blue Chip Income and Growth Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

1. The following is added to the end of “Market conditions” in the “Principal risks” section of the prospectus for each of the funds listed above to read as follows:

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Keep this supplement with your prospectus.